Financial Income and Expenses - Summary Of Details About Financial Income Expenses Net (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial income
Fair value adjustment of the put option	€ 0	€ 2,002
Fair value gain on financial investments	65	53
Fair value of derivatives	320	15
Other finance income	184	0
Total financial income	569	2,070
Financial expenses
Interest and fees on bank loans (Note 12)	6,049	1,245
Interest on leases (Note 9)	593	607
Valuation of financial instruments	0	1,550
Accretion of discount on put option liabilities	0	25
Other finance costs	62	10
Total financial expenses	€ 6,704	€ 3,437